Loans from Banking Corporations (Details) - Schedule of Composition - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition [Line Items]
Loan denominated in shekels	1.50%
Loan denominated in shekels	$ 99	$ 171
Less current maturities	73	70
Loans from banking corporations	$ 26	$ 101